Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of provision income taxes	The provision for income taxes consists of the following:
	For the year ended December 31
	2022	2023	2023
	HK$’000	HK$’000	US$’000
Current tax
- Hong Kong	274	-	-
- Other countries	38	131	17
	312	131	17

Schedule of reconciliation of income before income tax expense

Reconciliations between the provision for income taxes computed by applying the Hong Kong profits tax to income before income tax expense are as follows:

	For the year ended December 31
	2022	2023	2023
	HK$’000	HK$’000	US$’000
Income (loss) before income tax	8,965	(1,331)	(171)

Provision for income taxes at Hong Kong profits tax rates of 16.5%	1,479	-	-
Effect of different tax rates available to different jurisdictions	(355)	131	17
Non-deductible expenses and non-taxable income, net	(812)	-	-
Income tax expense	312	131	17